Share capital and reserves	12 Months Ended
Dec. 31, 2021
Share capital and reserves
Share capital and reserves

21.   Share capital and reserves

Nature and purpose of reserves

Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations, see consolidated statement of changes in equity.

Share-based payments

The share-based payments reserve is used to recognize the value of equity-settled share-based payments provided to employees, including key management personnel, as part of their remuneration, see Note 29 for further details of these plans.

Share capital as at December 31, 2020 consisted from the following:

	2020	2020
	Number of shares	US$
Ordinary shares of €1 each	—	—
Class A shares of €1 each	18,940	25,246
Class B shares of €1 each	1,060	1,413
	20,000	26,659
Issued and fully paid
Balance at January 1, 2020	20,000	26,659
Balance at December 31, 2020	20,000	26,659

The movement in share capital since December 31, 2020 is disclosed in the consolidated statement of changes in equity. Below there is a balance as at December 31, 2021:

	2021	2021
	Number of shares	US$
Ordinary shares of $0 each	196,523,101	—
	196,523,101	—
Issued and fully paid
Balance at January 1, 2021	20,000	26,659
Balance at December 31, 2021	196,523,101	—